Other Financial Commitments	12 Months Ended
Jan. 31, 2021
Other Financial Commitments
Other Financial Commitments
29	Other Financial Commitments

(a)	Contracted Commitments

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Licence contract
- not later than one year	-	5,392
- between one year and five years	-	-
	-	5,392

On 31 January 2020 the Group, through mutual consent, terminated the licence agreement with Heidi Klum and Heidi Klum Company LLC of a fee of US$3.5m which was paid in full during the year.